Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of lease maturities

Year
2023	$368
2024	379
2025	194
Total minimum lease payments	941
Less imputed interest	(39)
Total operating lease liabilities	$902

Schedule of lease expenses

		2022	2021
Lease Expense Category:	Classification

Operating Lease Expense	General and administrative expenses Legal and other	$335	$457
Finance lease expense:
Amortization of leased assets	General and administrative expenses Legal and Other	23	-
Interest on lease liabilities	Interest expense	7	-
Total lease expense		$365	$457